Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Principles of consolidation

The accompanying consolidated financial statements include the accounts of EuroDry Ltd. and its subsidiaries. Inter-company balances and transactions are eliminated on consolidation.

Use of Estimates, Policy [Policy Text Block]

Use of estimates

The preparation of the accompanying consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the stated amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive Income, Policy [Policy Text Block]

Other comprehensive income / (loss)

The Company has no other comprehensive income / (loss) and accordingly comprehensive income / (loss) equals net income / (loss) for all periods presented. As such, no statement of comprehensive income / (loss) has been presented.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign currency translation

The Company’s functional currency as well as the functional currency of all its subsidiaries is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the balance sheet date. Income and expenses denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the date of the transaction. The resulting exchange gains and/or losses on settlement or translation are included in the accompanying consolidated statements of operations.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash equivalents Cash equivalents are cash in bank accounts, time deposits or other certificates purchased with an original maturity of three months or less.
Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]

Restricted cash

Restricted cash reflects deposits with certain banks that can only be used to pay the current loan installments or are required to be maintained as a certain minimum cash balance per mortgaged vessel and amounts that are pledged, blocked or held as cash collateral.

Accounts Receivable [Policy Text Block]

Trade accounts receivable

The amount shown as trade accounts receivable, at each balance sheet date, includes estimated recoveries from each voyage or time charter. At each balance sheet date, the Company provides for doubtful accounts on the basis of specific identified doubtful receivables.

Inventory, Policy [Policy Text Block]

Inventories

Inventories are stated at the lower of cost and net realizable value, which is the estimated selling price less reasonably predictable costs of disposal and transportation. Inventories are valued using the FIFO (First-In First-Out) method.

Property, Plant and Equipment, Policy [Policy Text Block]

Vessels

Vessels are stated at cost, which comprises the vessel contract price, costs of major repairs and improvements upon acquisition, direct delivery and other acquisition expenses to prepare the vessel for her initial voyage, less accumulated depreciation and impairment, if any. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels;

otherwise, these amounts are charged to expense as incurred. Vessels under construction are presented at cost, which includes shipyard installment payments and other vessel costs incurred during the construction period that are directly attributable to the construction of the vessels, including interest costs incurred during the construction period.

Expenditures for vessel repair and maintenance are charged against income in the period incurred.

Depreciation, Depletion, and Amortization [Policy Text Block]

Depreciation

Depreciation is calculated on a straight line basis over the estimated useful life of the vessel with reference to the cost of the vessel, and estimated scrap value. Remaining useful lives of vessels are periodically reviewed and revised to recognize changes in conditions and such revisions, if any, are recognized over current and future periods. The Company estimates that its vessels have a useful life of 25 years from the completion of their construction. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted. The estimated salvage value of each vessel is $250 per light weight ton as of December 31, 2020 and 2021.

Insurance Claims and Insurance Proceeds, Policy [Policy Text Block]

Insurance claims and insurance proceeds

Claims receivable are recorded on the accrual basis and represent the amounts to be received, net of deductibles incurred through each balance sheet date, for which recovery from insurance companies is probable and the claim is not subject to litigation. Any remaining costs to complete the claims are included in accrued liabilities. Insurance proceeds are recorded according to type of claim that gives rise to the proceeds in the consolidated statements of operations and the consolidated statements of cash flow.

Revenue from Contract with Customer [Policy Text Block]

Revenue and expense recognition

Revenues are generated mainly from time charters. Under a time charter agreement a contract is entered into for the use of a vessel for a specific period of time and a specified daily fixed or index-linked charter hire rate.

A minor part of the Company’s revenues is also generated from pool arrangements. For the vessel that operated under pool arrangement during the years ended December 31, 2020 and 2021 the Company does not consider itself the principal, primarily because of its lack of control over the service to be transferred to the charterer under those charter party agreements and therefore related revenues and expenses are presented net.

In particular, the pool manager calculates the net pool revenues using gross revenues less voyage expenses of all the pool vessels and less the general and administrative expenses of the pool and distributes the net pool revenues as time charter hire to participants based on an agreed upon formula, which is determined by pool points awarded to each vessel in the pool (vessel attributes such as age, design, cargo carrying capacity, fuel consumption and speed are taken into consideration) as well as the number of days the vessel participated in the pool in the period. The Company recognizes net pool revenues on a monthly basis, when the vessel has participated in the pool during the period and the amount of net pool revenues for the period can be estimated reliably. Revenue generated from the pool is accounted for as revenue from operating leases, pursuant to the accounting standard on leases (ASC 842), as further described below.

On January 1, 2019, the Company adopted ASC 842 Leases (“ASC 842”), which amends the existing accounting standard for lease accounting and adds additional disclosures about leasing arrangements. ASC 842 requires lessees to recognize on the balance sheet the assets and liabilities for the rights and obligations created by most leases, while lessor accounting remains largely unchanged. ASC 842 provides a practical expedient to lessors by class of underlying asset, to not separate non lease components from the associated lease component, similar to the expedient provided for lessees, when the following criteria are met: i) the timing and pattern of transfer for the lease component is the same as those for the non-lease component associated with that lease component and (ii) the lease component, if accounted for separately, would be classified as an operating lease.

A time charter is a contract for the use of a vessel for a specific period of time and a specified daily fixed or index-linked charter hire rate, which is generally payable 15 or 30 days in advance as determined in the charter party agreement. The duration of the contracts that the Company enters into depends on the market conditions, with the duration decreasing during weak market conditions. During 2019, 2020 and 2021 the duration of the Company’s time charter contracts ranged from 15 days to 4 years and certain time charter contracts included renewal options up to 12 months. Time charter revenue is recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured. As of December 31, 2021, all of the Company’s time charter agreements have remaining terms ranging from less than three months to 10 months based on the minimum duration of the time charter contracts and do not include any renewal options. A time charter generally provides typical warranties and owner protective restrictions. The Company’s time charter agreements are classified as operating leases pursuant to ASC 842, because (i) the vessel is an identifiable asset, (ii) the Company does not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel, during the term of the contract, and derives the economic benefits from such use. In a time charter contract, the Company is responsible for all the costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubricants. The charterer bears the voyage related costs such as bunker expenses, port charges and canal tolls during the hire period.

The Company, making use of the practical expedient for lessors, elected not to separate the lease and non-lease components included in the time charter revenue because the pattern of revenue recognition for the lease and non-lease components (included in the daily hire rate) is the same and the lease component, if accounted for separately, would be classified as an operating lease. The nature of the lease component and non-lease component that are combined as a result of applying the respective practical expedient are the hire rate for a bareboat charter as well as the compensation for expenses incurred running the vessel such as crewing expense, repairs, insurance, maintenance and lubricants, respectively. The lease component is the predominant component and the Company accounts for the combined component as an operating lease in accordance with ASC 842.

Both the lease component and non-lease component are earned by the passage of time. The performance obligations in a time charter contract are recognized on a straight-line basis over the term of the respective time charter agreements, beginning when the vessel is delivered to the charterer until it is redelivered back to the Company, and are recorded in “Time charter revenue” in the consolidated statements of operations for the years ended December 31, 2019, 2020 and 2021. Time charter agreements may include ballast bonus payments made by the charterer which serve as compensation for the ballast trip of the vessel to the delivery port, which are deferred and also recognized on a straight line basis over the charter period.

Charter fees received in advance are recorded as a liability (deferred revenue) until charter services are rendered.

Vessel operating expenses are comprised of all expenses relating to the operation of the vessels, including crewing, insurance, repairs and maintenance, stores, lubricants, spares and consumables, professional and legal fees and miscellaneous expenses. Vessel operating expenses are recognized as incurred; payments in advance of services or use are recorded as prepaid expenses. Under time charter agreements, voyage expenses which are also recognized as incurred by the Company include costs for draft surveys, hold cleaning, postage, extra war risk insurance and other minor miscellaneous expenses related to the voyage. The charterer is responsible for paying the cost of bunkers and other voyage expenses whilst the vessel is on time charter. Certain voyage expenses paid by the Company, such as extra war risk insurance and holds cleaning may be recovered from the charterer; such amounts recovered are recorded as other income within “Time charter revenue” in the consolidated statements of operations.

Commissions (address and brokerage), regardless of charter type, are always paid by the Company, are deferred and amortized over the related charter period and are presented as a separate line item in revenues to arrive at net revenues in the accompanying consolidated statements of operations.

Dry-docking and Special Survey Expenses [Policy Text Block]	Dry-docking and special survey expenses Dry-docking and special survey expenses are expensed as incurred.
Pension and Other Postretirement Plans, Policy [Policy Text Block]

Pension and retirement benefit obligations – crew

The ship-owning companies contract the crews on board the vessels under short-term contracts (usually up to 9 months). Accordingly, they are not liable for any pension or post-retirement benefits.

Debt, Policy [Policy Text Block]

Financing costs

Fees paid to lenders or required to be paid to third parties on the lenders’ behalf for obtaining new loans or for refinancing or amending existing loans, are required to be presented on the balance sheet as a direct deduction from the carrying amount of that debt liability, similar to debt discounts. These costs are amortized as interest and other financing costs over the duration of the underlying loan using the effective interest method. Any unamortized balance of costs relating to debt repaid or refinanced that meet the criteria for Debt Extinguishment pursuant to the provisions of Subtopic 470-50, is expensed in the period in which the repayment is made or refinancing occurs. Any unamortized balance of costs relating to debt refinanced that do not meet the criteria for Debt Extinguishment, are amortized over the term of the refinanced debt.

Offering Costs, Policy [Policy Text Block]

Offering costs

Expenses directly attributable to an equity offering are deferred and are either presented against paid-in capital when the offering is completed or are written-off and charged to “General and administrative expenses” in the consolidated statements of operations when it is probable that the offering will be aborted.

Share-based Payment Arrangement [Policy Text Block]

Stock incentive plan awards

Share-based compensation represents vested and non-vested restricted shares granted to officers and directors as well as to non-employees and are included in “General and administrative expenses” in the consolidated statements of operations. The shares to employees and directors as well as to non-employees are measured at their fair value equal to the market value of the Company’s common stock on the grant date. The shares that do not contain any future service vesting conditions are considered vested shares and the total fair value of such shares is expensed on the grant date. The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and the total fair value of such shares is recognized on a straight-line basis over the requisite service period. Further, the Company accounts for restricted share award forfeitures upon occurrence.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of vessels

The Company reviews its vessels held for use for impairment whenever events or changes in circumstances indicate that the carrying amount of the vessels may not be recoverable. If indicators of impairment are present, the Company performs an analysis of the future undiscounted net operating cash flows of the related vessels. When the estimate of future undiscounted net operating cash flows, excluding interest charges, expected to be generated by the use and eventual disposition of the vessel is less than its carrying amount, the Company records an impairment loss to the extent the vessel’s carrying value exceeds its fair market value. In this respect, management regularly reviews the carrying amount of the vessels in connection with the estimated recoverable amount for each of the Company’s vessels.

In developing its estimates of future undiscounted net operating cash flows, the Company makes assumptions and estimates about vessels’ future performance, with the significant assumptions being related to charter rates, fleet utilization, vessel operating expenses, drydocking costs, vessels’ residual value and the estimated remaining useful lives of the vessels. These assumptions are based on historical trends as well as future expectations.

The Company determines the rates to be used in its impairment analysis based on the prevailing market charter rates for the first two years and on inflation-unadjusted historical average rates, from the third year onwards. As of December 31, 2021, there were no indicators of impairment for any of the Company’s vessels. As of December 31, 2020, the Company calculated the historical average rates over a 19-year period for 2020, excluding peak periods, which starts in 2002 and takes into account complete market cycles. These rates are used for the period a vessel is not under a charter contract; if there is a contract, the charter rate of the contract is used for the period of the contract. Vessel utilization estimates are based on the status of each vessel at the time of the assessment and the Company’s past experience in finding employment for its vessels at comparable market conditions. Cost estimates, like drydocking and operating costs, are based on the Company’s data for its own vessels. Specifically, the Company’s management uses the Company’s internal budget for operating expenses escalated by 1.5% per annum and the Company’s budgeted drydocking costs, assuming a five-year special survey cycle. The estimated salvage value of each vessel is $250 per light weight ton, in accordance with the Company’s vessel depreciation policy. The Company uses a probability weighted approach for developing estimates of future cash flows used to test its vessels for recoverability when alternative uses are under consideration (i.e. sale or continuing operation of a vessel).

If the Company’s estimate of future undiscounted net operating cash flows for any vessel is lower than the vessel’s carrying value, the carrying value is written down to the vessel’s fair market value with a charge recorded under “Impairment loss” in the consolidated statement of operations.

Derivatives, Policy [Policy Text Block]

Derivative financial instruments

Derivative financial instruments are recorded in the balance sheet as either an asset or liability measured at its fair value with changes in the instruments’ fair value recognized as either a component in other comprehensive income if specific hedge accounting criteria are met in accordance with guidance relating to “Derivatives and Hedging” or in earnings if hedging criteria are not met.

Stockholders' Equity Note, Redeemable Preferred Stock, Issue, Policy [Policy Text Block]

Preferred shares

Preferred shares are recorded at the initial amount of preferred stock assumed based on the initial consideration received by the former Parent Company less offering expenses and adjusted by including the redemption value of dividends paid in-kind. The Company recognizes changes in the redemption value of the preferred shares immediately as they occur and adjusts the carrying amount of the preferred shares to equal the redemption value at the end of each reporting period to that effect.

Earnings Per Share, Policy [Policy Text Block]

Earnings / (loss) per common share

Basic earnings / (loss) per share is computed by dividing net income / (loss) attributable to common shareholders, after the deduction of dividends paid (in cash or in-kind) to preferred shareholders, by the weighted-average number of common shares outstanding during the period. The weighted-average number of common shares outstanding does not include any potentially dilutive securities or any non-vested restricted shares of common stock. These non-vested restricted shares, although classified as issued and outstanding as of December 31, 2020 and 2021, are considered contingently returnable until the restrictions lapse and are not included in the basic earnings / (loss) per share calculation until the shares are vested.

Diluted earnings / (loss) per share gives effect to all potentially dilutive securities to the extent that they are dilutive, using the treasury stock method. The Company uses the treasury stock method for non-vested restricted shares, while for the preferred shares issued the Company uses the if-converted method to assess the dilutive effect.

Segment Reporting, Policy [Policy Text Block]

Segment reporting

The Company reports financial information and evaluates its operations by total charter revenues and not by the type of vessel, length of vessel employment, customer or type of charter. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reportable segment, that of operating drybulk vessels. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent accounting pronouncements

In January 2021, the FASB issued Accounting Standard Update (“ASU”) 2021-01 (Topic 848), which amends and clarifies the existing ASU issued in March 2020, the ASU 2020-04 “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. Reference rates such as LIBOR, are widely used in a broad range of financial instruments and other agreements. The ASU permits entities to elect certain optional expedients and exceptions when accounting for derivative contracts and certain hedging relationships affected by changes in the interest rates used for discounting cash flows, for computing variation margin settlements, and for calculating price alignment interest in connection with reference rate reform activities under way in global financial markets (the “discounting transition”). The ASU 2020-04 is effective for adoption at any time between March 12, 2020 and December 31, 2022, for all entities and the ASU 2021-01 is effective for all entities as of January 7, 2021 through December 31, 2022. The Company is still evaluating the timing of the adoption and the optional expedients and exceptions it may adopt, as well as the effect of the adoption on its consolidated financial statements.